Trade and other receivables - Allowance for doubtful accounts (Details) - Trade And Other Receivables [Member] - Accumulated impairment - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Opening balance	$ 948	$ 814	$ 906
Additions	335	132	58
Currency translation	(81)	10	(111)
Accounts receivable write-off and uses	(10)	(8)	(39)
Closing balance	$ 1,192	$ 948	$ 814